Parent Entity Information (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Parent Entity Information [Abstract]
Schedule of Information Relating to Parent Entity

Information relating to Resolution Minerals Ltd (the parent entity).

	2026 A$	2025 A$
Statement of financial position
Current assets	11,308,185	1,621,990

Total assets	85,638,159	3,765,187

Current and total liabilities	1,470,169	790,621

Net Assets	84,167,990	2,974,566

Issued capital	124,880,846	37,325,655

Other contributed equity	2,661,900	-

Retained losses	(88,862,393)	(36,316,391)

Reserves	45,487,637	1,965,302

Total Equity	84,167,990	2,974,566

Statement of profit or loss and other comprehensive income
Loss for the year	53,523,301	6,080,067

Total comprehensive loss for the year	53,523,301	6,080,067

Information relating to Resolution Minerals Ltd (the parent entity).

	2025 $	2024 $
Statement of financial position
Current assets	1,621,990	412,440

Total assets	3,765,187	4,430,207

Current and total liabilities	790,621	288,871

Issued capital	37,325,655	33,346,081

Retained losses	36,316,391	30,236,324

Share based payments reserve	2,838,206	1,789,100

Statement of profit of loss and other comprehensive income
Loss for the year	6,080,067	16,990,288

Total comprehensive loss for the year	6,080,067	16,990,288